Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,466,335	$664,504	$(103,240)	$5,027,599
Salaries, wages and benefits	–	2,309,844	133,035	–	2,442,879
Supplies	–	257,066	31,977	–	289,043
Rent	–	263,783	49,256	–	313,039
Other operating expenses	–	594,596	85,396	–	679,992
General and administrative expenses	–	787,844	293,219	(103,240)	977,823
Other (income) expense	–	233	(1,105)	–	(872)
Depreciation and amortization	–	146,994	8,576	–	155,570
Management fees	–	(13,256)	13,256	–	–
Intercompany interest (income) expense from affiliates	(117,330)	80,093	37,237	–	–
Interest expense	164,229	15	4,519	–	168,763
Investment income	–	(587)	(3,409)	–	(3,996)
Equity in net loss of consolidating affiliates	51,393	–	–	(51,393)	–
	98,292	4,426,625	651,957	(154,633)	5,022,241
Income (loss) from continuing operations before income taxes	(98,292)	39,710	12,547	51,393	5,358
Provision (benefit) for income taxes	(18,455)	13,086	5,831	–	462
Income (loss) from continuing operations	(79,837)	26,624	6,716	51,393	4,896
Discontinued operations, net of income taxes:
Loss from operations	–	(47,647)	(5,983)	–	(53,630)
Loss on divestiture of operations	–	(10,572)	(2,126)	–	(12,698)
Loss from discontinued operations	–	(58,219)	(8,109)	–	(66,328)
Net loss	(79,837)	(31,595)	(1,393)	51,393	(61,432)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	–	–	(18,872)	–	(18,872)
Discontinued operations	–	–	467	–	467
	–	–	(18,405)	–	(18,405)
Loss attributable to Kindred	$(79,837)	$(31,595)	$(19,798)	$51,393	$(79,837)
Comprehensive loss	$(82,136)	$(32,701)	$(2,560)	$53,666	$(63,731)
Comprehensive loss attributable to Kindred	$(82,136)	$(32,701)	$(20,965)	$53,666	$(82,136)

 NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,392,006	$499,315	$(116,086)	$4,775,235
Salaries, wages and benefits	–	2,234,195	129,943	–	2,364,138
Supplies	–	275,504	10,762	–	286,266
Rent	–	267,601	34,591	–	302,192
Other operating expenses	–	562,950	70,956	–	633,906
General and administrative expenses	–	806,842	215,864	(116,086)	906,620
Other (income) expense	–	635	(1,496)	–	(861)
Impairment charges	–	77,193	–	–	77,193
Depreciation and amortization	–	144,062	8,883	–	152,945
Management fees	–	(12,908)	12,908	–	–
Intercompany interest (income) expense from affiliates	(106,068)	70,995	35,073	–	–
Interest expense	107,785	11	212	–	108,008
Investment income	–	(233)	(3,813)	–	(4,046)
Equity in net loss of consolidating affiliates	167,455	–	–	(167,455)	–
	169,172	4,426,847	513,883	(283,541)	4,826,361
Loss from continuing operations before income taxes	(169,172)	(34,841)	(14,568)	167,455	(51,126)
Provision (benefit) for income taxes	(680)	(11,348)	1,535	–	(10,493)
Loss from continuing operations	(168,492)	(23,493)	(16,103)	167,455	(40,633)
Discontinued operations, net of income taxes:
Loss from operations	–	(38,793)	(1,522)	–	(40,315)
Loss on divestiture of operations	–	(83,887)	–	–	(83,887)
Loss from discontinued operations	–	(122,680)	(1,522)	–	(124,202)
Net loss	(168,492)	(146,173)	(17,625)	167,455	(164,835)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	–	–	(3,890)	–	(3,890)
Discontinued operations	–	–	233	–	233
	–	–	(3,657)	–	(3,657)
Loss attributable to Kindred	$(168,492)	$(146,173)	$(21,282)	$167,455	$(168,492)
Comprehensive loss	$(166,862)	$(146,173)	$(17,859)	$167,689	$(163,205)
Comprehensive loss attributable to Kindred	$(166,862)	$(146,173)	$(21,516)	$167,689	$(166,862)

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,449,645	$444,144	$(100,447)	$4,793,342
Salaries, wages and benefits	–	2,221,049	128,248	–	2,349,297
Supplies	–	271,531	29,305	–	300,836
Rent	–	267,531	27,258	–	294,789
Other operating expenses	–	583,345	46,434	–	629,779
General and administrative expenses		775,539	185,254	(100,447)	860,346
Other income	–	26	–	–	26
Impairment charges	–	108,953	–	–	108,953
Depreciation and amortization	–	147,672	10,413	–	158,085
Management fees	(218)	(12,483)	12,701	–	–
Intercompany interest (income) expense from affiliates	(113,745)	80,456	33,289	–	–
Interest expense	107,243	(48)	630	–	107,825
Investment income	–	(114)	(872)	–	(986)
Equity in net loss of consolidating affiliates	44,651	–	–	(44,651)	–
	37,931	4,443,457	472,660	(145,098)	4,808,950
Income (loss) from continuing operations before income taxes	(37,931)	6,188	(28,516)	44,651	(15,608)
Provision (benefit) for income taxes	2,436	33,529	(5,624)	–	30,341
Loss from continuing operations	(40,367)	(27,341)	(22,892)	44,651	(45,949)
Discontinued operations, net of income taxes:
Income (loss) from operations	–	13,942	(2,572)	–	11,370
Loss on divestiture of operations	–	(4,745)	–	–	(4,745)
Income (loss) from discontinued operations	–	9,197	(2,572)	–	6,625
Net loss	(40,367)	(18,144)	(25,464)	44,651	(39,324)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	–	–	(1,382)	–	(1,382)
Discontinued operations	–	–	339	–	339
	–	–	(1,043)	–	(1,043)
Loss attributable to Kindred	$(40,367)	$(18,144)	$(26,507)	$44,651	$(40,367)
Comprehensive loss	$(40,780)	$(18,490)	$(24,627)	$44,160	$(39,737)
Comprehensive loss attributable to Kindred	$(40,780)	$(18,490)	$(25,670)	$44,160	$(40,780)

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

	As of December 31, 2014
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$129,408	$34,780	$–	$164,188
Cash – restricted	–	2,293	–	–	2,293
Insurance subsidiary investments	–	–	99,951	–	99,951
Accounts receivable, net	–	852,007	92,212	–	944,219
Inventories	–	22,908	2,794	–	25,702
Deferred tax assets	–	82,391	–	–	82,391
Income taxes	–	7,621	954	–	8,575
Interest deposit on senior unsecured notes due 2020 and 2023 held in escrow	–	–	23,438	–	23,438
Other	–	35,346	3,959	–	39,305
	–	1,131,974	258,088	–	1,390,062
Property and equipment, net	–	859,414	42,690	–	902,104
Goodwill	–	704,790	292,807	–	997,597
Intangible assets, net	–	377,710	22,990	–	400,700
Assets held for sale	–	3,475	–	–	3,475
Insurance subsidiary investments	–	–	166,045	–	166,045
Investment in subsidiaries	1,943	–	–	(1,943)	–
Intercompany	2,937,529	–	–	(2,937,529)	–
Deferred tax assets	–	4,062	7,112	–	11,174
Proceeds from senior unsecured notes due 2020 and 2023 held in escrow	–	–	1,350,000	–	1,350,000
Acquisition deposit	–	195,000	–	–	195,000
Other	46,130	104,463	86,214	–	236,807
	$2,985,602	$3,380,888	$2,225,946	$(2,939,472)	$5,652,964
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$–	$126,173	$49,552	$–	$175,725
Salaries, wages and other compensation	–	311,271	47,586	–	358,857
Due to third party payors	–	43,957	–	–	43,957
Professional liability risks	–	3,323	60,814	–	64,137
Other accrued liabilities	20,317	157,169	12,494	–	189,980
Long-term debt due within one year	20,887	–	3,720	–	24,607
	41,204	641,893	174,166	–	857,263
Long-term debt – senior unsecured notes due 2020 and 2023	–	–	1,350,000	–	1,350,000
Long-term debt – other	1,502,531	–	–	–	1,502,531
Intercompany	–	2,539,697	397,832	(2,937,529)	–
Professional liability risks	–	55,634	187,980	–	243,614
Deferred credits and other liabilities	–	133,353	80,231	–	213,584
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	1,441,867	10,311	(8,368)	(1,943)	1,441,867
Noncontrolling interests	–	–	44,105	–	44,105
	1,441,867	10,311	35,737	(1,943)	1,485,972
	$2,985,602	$3,380,888	$2,225,946	$(2,939,472)	$5,652,964

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Balance Sheet (Continued)

	As of December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$23,535	$12,437	$–	$35,972
Cash – restricted	–	3,713	–	–	3,713
Insurance subsidiary investments	–	–	96,295	–	96,295
Accounts receivable, net	–	819,103	97,426	–	916,529
Inventories	–	22,870	2,910	–	25,780
Deferred tax assets	–	37,920	–	–	37,920
Income taxes	–	36,083	763	–	36,846
Other	–	40,679	2,994	–	43,673
	–	983,903	212,825	–	1,196,728
Property and equipment, net	–	878,284	48,291	–	926,575
Goodwill	–	700,278	291,824	–	992,102
Intangible assets, net	–	400,313	22,990	–	423,303
Assets held for sale	–	20,978	–	–	20,978
Insurance subsidiary investments	–	–	149,094	–	149,094
Investment in subsidiaries	55,609	–	–	(55,609)	–
Intercompany	2,580,391	–	–	(2,580,391)	–
Deferred tax assets	–	6,193	10,850	–	17,043
Other	43,332	104,113	72,601	–	220,046
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$–	$158,497	$23,275	$–	$181,772
Salaries, wages and other compensation	–	314,413	46,779	–	361,192
Due to third party payors	–	33,747	–	–	33,747
Professional liability risks	–	3,339	57,654	–	60,993
Other accrued liabilities	13,378	122,381	10,736	–	146,495
Long-term debt due within one year	7,875	109	238	–	8,222
	21,253	632,486	138,682	–	792,421
Long-term debt – other	1,575,422	249	3,720	–	1,579,391
Intercompany	–	2,226,940	353,451	(2,580,391)	–
Professional liability risks	–	62,115	184,115	–	246,230
Deferred credits and other liabilities	–	129,260	77,351	–	206,611
Commitments and contingencies
Equity:
Stockholders’ equity	1,082,657	43,012	12,597	(55,609)	1,082,657
Noncontrolling interests	–	–	38,559	–	38,559
	1,082,657	43,012	51,156	(55,609)	1,121,216
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2014
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(26,637)	$91,605	$40,503	$–	$105,471
Cash flows from investing activities:
Routine capital expenditures	–	(85,983)	(5,098)	–	(91,081)
Development capital expenditures	–	(5,257)	–	–	(5,257)
Acquisitions, net of cash acquired	–	(23,986)	(150)	–	(24,136)
Acquisition deposit	–	(195,000)	–	–	(195,000)
Sale of assets	–	23,861	–	–	23,861
Proceeds from senior unsecured notes offering held in escrow	–	–	(1,350,000)	–	(1,350,000)
Interest in escrow for senior unsecured notes due 2020 and 2023	–	–	(23,438)	–	(23,438)
Purchase of insurance subsidiary investments	–	–	(105,324)	–	(105,324)
Sale of insurance subsidiary investments	–	–	51,716	–	51,716
Net change in insurance subsidiary cash and cash equivalents	–	–	33,683	–	33,683
Change in other investments	–	1,406	–	–	1,406
Other	–	679	–	–	679
Net cash used in investing activities	–	(284,280)	(1,398,611)	–	(1,682,891)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,551,515	–	–	–	1,551,515
Repayment of borrowings under revolving credit	(1,807,615)	–	–	–	(1,807,615)
Proceeds from issuance of senior unsecured notes due 2022	500,000	–	–	–	500,000
Proceeds from issuance of senior unsecured notes due 2020 and 2023	–	–	1,350,000	–	1,350,000
Proceeds from issuance of term loan, net of discount	997,500	–	–	–	997,500
Proceeds from issuance of debt component of tangible equity units	34,773	–	–	–	34,773
Repayment of senior unsecured notes	(550,000)	–	–	–	(550,000)
Repayment of term loan	(788,563)	–	–	–	(788,563)
Repayment of other long-term debt	–	(35)	(238)	–	(273)
Payment of deferred financing costs	(3,431)	–	–	–	(3,431)
Equity offering, net of offering costs	321,968	–	–	–	321,968
Issuance of equity component of tangible equity units, net of issuance costs	133,336	–	–	–	133,336
Issuance of Common Stock in connection with employee benefit plans	6,243	–	–	–	6,243
Dividends paid	(28,594)	–	–	–	(28,594)
Distributions to noncontrolling interests	–	–	(13,692)	–	(13,692)
Change in intercompany accounts	(340,495)	296,114	44,381	–	–
Other	–	2,469	–	–	2,469
Net cash provided by financing activities	26,637	298,548	1,380,451	–	1,705,636
Change in cash and cash equivalents	–	105,873	22,343	–	128,216
Cash and cash equivalents at beginning of period	–	23,535	12,437	–	35,972
Cash and cash equivalents at end of period	$–	$129,408	$34,780	$–	$164,188

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(1,290)	$171,717	$28,985	$–	$199,412
Cash flows from investing activities:
Routine capital expenditures	–	(96,051)	(4,857)	–	(100,908)
Development capital expenditures	–	(11,206)	(618)	–	(11,824)
Acquisitions, net of cash acquired	–	(223,917)	(402)	–	(224,319)
Sale of assets	–	250,606	–	–	250,606
Purchase of insurance subsidiary investments	–	–	(46,127)	–	(46,127)
Sale of insurance subsidiary investments	–	–	49,954	–	49,954
Net change in insurance subsidiary cash and cash equivalents	–	–	(44,077)	–	(44,077)
Change in other investments	–	122	–	–	122
Capital contribution to insurance subsidiary	–	(14,220)	–	14,220	–
Other	–	376	–	–	376
Net cash used in investing activities	–	(94,290)	(46,127)	14,220	(126,197)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	–	–	–	1,675,800
Repayment of borrowings under revolving credit	(1,740,400)	–	–	–	(1,740,400)
Repayment of term loan	(5,937)	–	–	–	(5,937)
Repayment of other long-term debt	–	(103)	(836)	–	(939)
Payment of deferred financing costs	(1,666)	–	–	–	(1,666)
Issuance of Common Stock in connection with employee benefit plans	461	–	–	–	461
Dividends paid	(13,001)	–	–	–	(13,001)
Distributions to noncontrolling interests	–	–	(2,051)	–	(2,051)
Change in intercompany accounts	86,033	(91,642)	5,609	–	–
Capital contribution to insurance subsidiary	–	–	14,220	(14,220)	–
Other	–	483	–	–	483
Net cash provided by (used in) financing activities	1,290	(91,262)	16,942	(14,220)	(87,250)
Change in cash and cash equivalents	–	(13,835)	(200)	–	(14,035)
Cash and cash equivalents at beginning of period	–	37,370	12,637	–	50,007
Cash and cash equivalents at end of period	$–	$23,535	$12,437	$–	$35,972

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by operating activities	$23,683	$210,573	$28,306	$–	$262,562
Cash flows from investing activities:
Routine capital expenditures	–	(106,075)	(9,100)	–	(115,175)
Development capital expenditures	–	(44,860)	(5,462)	–	(50,322)
Acquisitions, net of cash acquired	–	(178,212)	–	–	(178,212)
Sale of assets	–	1,260	–	–	1,260
Purchase of insurance subsidiary investments	–	–	(38,041)	–	(38,041)
Sale of insurance subsidiary investments	–	–	38,363	–	38,363
Net change in insurance subsidiary cash and cash equivalents	–	–	(21,285)	–	(21,285)
Change in other investments	–	1,465	–	–	1,465
Capital contribution to insurance subsidiary	–	(8,600)	–	8,600	–
Other	–	(539)	–	–	(539)
Net cash used in investing activities	–	(335,561)	(35,525)	8,600	(362,486)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,784,300	–	–	–	1,784,300
Repayment of borrowings under revolving credit	(1,757,100)	–	–	–	(1,757,100)
Proceeds from issuance of term loan, net of discount	97,500	–	–	–	97,500
Repayment of term loan	(7,000)	–	–	–	(7,000)
Repayment of other long-term debt	–	(95)	(3,569)	–	(3,664)
Payment of deferred financing costs	(1,465)	–	–	–	(1,465)
Issuance of Common Stock in connection with employee benefit plans	147	–	–	–	147
Contribution made by noncontrolling interests	–	–	200	–	200
Distributions to noncontrolling interests	–	–	(3,829)	–	(3,829)
Purchase of noncontrolling interests	–	–	(719)	–	(719)
Capital contribution to insurance subsidiary	–	–	8,600	(8,600)	–
Change in intercompany accounts	(140,065)	140,628	(563)	–	–
Net cash provided by (used in) financing activities	(23,683)	140,533	120	(8,600)	108,370
Change in cash and cash equivalents	–	15,545	(7,099)	–	8,446
Cash and cash equivalents at beginning of period	–	21,825	19,736	–	41,561
Cash and cash equivalents at end of period	$–	$37,370	$12,637	$–	$50,007